Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Columbia Real Estate Equity Fund))	0 Months Ended
	May 01, 2013
Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.32%
Class B Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	2.07%
Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	2.07%
Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.84%
Class K Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.39%	[1]
Total annual Fund operating expenses	1.14%
Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.57%
Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.07%
Class R5 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[1]
Total annual Fund operating expenses	0.89%
Class W Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.32%
Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[1]
Total annual Fund operating expenses	1.07%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.